Summary of Significant Accounting Policies (Details 3) (USD $)	9 Months Ended											9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2013 Series B-1 convertible preferred stock	Sep. 30, 2014 Warrants	Sep. 19, 2014 Warrants Maximum Lenders and Placement Agent	Sep. 19, 2014 Warrants Common Stock Lenders and Placement Agent	Sep. 30, 2014 Warrants Common Stock Maximum	Dec. 31, 2013 Warrants Series B preferred stock	Nov. 30, 2013 Warrants Series B preferred stock	Dec. 31, 2011 Warrants Series B preferred stock	Dec. 31, 2011 Warrants Series B-1 convertible preferred stock	Sep. 30, 2014 Series B-1 warrants	Jul. 08, 2010 Series B-1 warrants	Sep. 30, 2014 Series B-1 warrants Common Stock
Fair value, warrant liability
Outstanding warrants (in shares)	30,258							1,225,000				1,100,000
Number of shares called upon exercise of warrants (in shares)			1,650,000		126,685	7,678	20,161		550,000	125,000	1,650,000		1,700,000	20,273
Fair value of the warrants outstanding	$ 95,741	$ 350,519		$ 95,741
Reclassification of warrant to additional paid-in capital	$ 145,256											$ 145,256